REVENUE - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Top Ten Customers
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues	50.00%	52.00%	55.00%
Second Largest Customer
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues		10.00%
Largest Customer
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues		13.00%	20.00%